PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited)
as of July 31, 2022
Description	Shares	Value
Short-Term Investment 77.2%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $29,001,262)	29,001,262	$29,001,262

TOTAL INVESTMENTS 77.2% (cost $29,001,262)		29,001,262
Other assets in excess of liabilities(z) 22.8%		8,577,705

Net Assets 100.0%		$37,578,967

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

ASX—Australian Securities Exchange
BTP—Buoni del Tesoro Poliennali
CAC40—French Stock Market Index
DAX—German Stock Index
EURIBOR—Euro Interbank Offered Rate
FTSE—Financial Times Stock Exchange
KLCI—Kuala Lumpur Composite Index
KOSPI—Korean Composite Stock Price Index
MSCI—Morgan Stanley Capital International

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
NASDAQ—National Association of Securities Dealers Automated Quotations
OAT—Obligations Assimilables du Tresor
OMXS—Nordic Exchange Stockholm Index
OTC—Over-the-counter
S&P—Standard & Poor’s
SET—Stock Exchange of Thailand
SGX—Singapore Exchange
SONIA—Sterling Overnight Index Average
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TSX—Toronto Stock Exchange

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	3 Month Euro EURIBOR	Dec. 2022	$252,702	$677
2	3 Month Euro EURIBOR	Mar. 2023	504,893	1,315
3	3 Month Euro EURIBOR	Jun. 2023	757,071	3,436
1	3 Month SONIA Index	Mar. 2023	296,002	547
2	3 Month SONIA Index	Jun. 2023	592,399	1,170
3	3 Month SONIA Index	Sep. 2023	889,329	728
42	5 Year Euro-Bobl	Sep. 2022	5,488,960	39,836
18	5 Year U.S. Treasury Notes	Sep. 2022	2,047,078	527
7	10 Year Australian Treasury Bonds	Sep. 2022	611,204	19,081
26	10 Year Euro-Bund	Sep. 2022	4,189,015	100,524
6	10 Year Japanese Government Bonds	Sep. 2022	6,772,104	7,928
35	10 Year U.S. Treasury Notes	Sep. 2022	4,239,922	76,065
8	20 Year U.S. Treasury Bonds	Sep. 2022	1,152,000	16,677
1	30 Year Euro Buxl	Sep. 2022	189,897	1,778
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	633,250	5,401
1	Euro-OAT	Sep. 2022	149,700	1,154
1	FTSE 100 Index	Sep. 2022	89,843	(86)
2	FTSE Bursa Malaysia KLCI Index	Aug. 2022	33,491	668
3	FTSE/JSE Top 40 Index	Sep. 2022	112,588	4,038
1	Nikkei 225 (SGX)	Sep. 2022	104,087	(526)
31	SET 50 Index	Sep. 2022	160,331	912
1	TOPIX Index	Sep. 2022	145,294	(715)
				281,135
Short Positions:
1	90 Day ASX Bank Bill	Dec. 2022	693,061	(441)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Futures contracts outstanding at July 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
3	90 Day ASX Bank Bill	Mar. 2023	$2,078,673	$(2,017)
4	90 Day ASX Bank Bill	Jun. 2023	2,771,971	(2,932)
1	90 Day Euro Dollar	Mar. 2023	241,325	(477)
2	90 Day Euro Dollar	Jun. 2023	483,700	(1,554)
27	2 Year U.S. Treasury Notes	Sep. 2022	5,682,445	(12,296)
8	10 Year Canadian Government Bonds	Sep. 2022	814,962	(9,305)
18	10 Year U.K. Gilt	Sep. 2022	2,590,553	(16,951)
6	ASX SPI 200 Index	Sep. 2022	718,962	(16,724)
1	CAC40 10 Euro	Aug. 2022	65,897	152
1	DAX Index	Sep. 2022	344,226	(5,904)
75	Euro Schatz Index	Sep. 2022	8,442,261	(13,698)
4	Euro STOXX 50 Index	Sep. 2022	151,345	(4,357)
1	Euro-BTP Italian Government Bond	Sep. 2022	129,116	(1,452)
1	Hang Seng China Enterprises Index	Aug. 2022	43,822	1,960
2	KOSPI 200 Index	Sep. 2022	124,490	(4,284)
1	MSCI SGX Index	Aug. 2022	21,279	(286)
5	NASDAQ 100 E-Mini Index	Sep. 2022	1,297,150	(30,064)
8	OMXS 30 Index	Aug. 2022	160,103	(5,334)
3	Russell 2000 E-Mini Index	Sep. 2022	282,795	(3,250)
5	S&P 500 E-Mini Index	Sep. 2022	1,033,375	(19,397)
8	S&P/TSX 60 Index	Sep. 2022	1,483,113	(28,236)
				(176,847)
				$104,288
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	4,130	$2,802,885	$2,886,602	$83,717	$—
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	1,000	690,197	698,935	8,738	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	720	495,159	503,233	8,074	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	570	394,691	398,393	3,702	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	230	155,675	160,755	5,080	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	20	13,959	13,978	19	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	10	6,902	6,989	87	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 09/02/22	Morgan Stanley & Co. LLC	BRL	2,069	$380,000	$395,751	$15,751	$—
Expiring 09/02/22	Morgan Stanley & Co. LLC	BRL	315	60,000	60,291	291	—
Expiring 09/02/22	Morgan Stanley & Co. LLC	BRL	157	30,000	30,043	43	—
Expiring 09/02/22	Morgan Stanley & Co. LLC	BRL	54	10,000	10,271	271	—
Expiring 09/02/22	Morgan Stanley & Co. LLC	BRL	52	10,000	10,005	5	—
British Pound,
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	740	878,322	901,565	23,243	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	410	495,060	499,516	4,456	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	360	425,185	438,599	13,414	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	140	168,089	170,567	2,478	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	130	154,300	158,383	4,083	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	120	144,534	146,199	1,665	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	100	118,692	121,833	3,141	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	80	97,144	97,467	323	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	60	72,362	73,099	737	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	50	60,715	60,917	202	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	50	60,302	60,917	615	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	40	48,572	48,733	161	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	40	48,242	48,734	492	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	40	47,477	48,733	1,256	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	30	36,019	36,550	531	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	30	36,019	36,550	531	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	30	36,134	36,550	416	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	30	35,608	36,550	942	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	20	24,286	24,367	81	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	20	24,149	24,366	217	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	12,045	12,184	139	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	12,060	12,183	123	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	12,063	12,183	120	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	12,075	12,184	109	—
Canadian Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	1,939	1,490,000	1,513,894	23,894	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	173	131,449	134,769	3,320	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	155	120,535	120,916	381	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	128	99,591	100,162	571	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	90	70,114	70,335	221	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	64	49,928	50,027	99	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	39	30,022	30,194	172	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	26	20,005	20,068	63	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	13	$10,001	$10,018	$17	$—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	13	9,915	9,972	57	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	13	9,960	10,017	57	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	13	10,013	10,030	17	—
Chilean Peso,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CLP	9,486	10,000	10,489	489	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CLP	9,323	10,000	10,309	309	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CLP	9,227	10,000	10,204	204	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CLP	9,209	10,000	10,183	183	—
Chinese Renminbi,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CNH	134	20,000	19,927	—	(73)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CNH	68	9,994	10,019	25	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CNH	—*	2	2	—	—
Colombian Peso,
Expiring 08/17/22	Morgan Stanley & Co. LLC	COP	43,956	10,000	10,218	218	—
Czech Koruna,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	736	30,485	30,471	—	(14)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	492	20,376	20,390	14	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	246	10,188	10,195	7	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	245	10,164	10,159	—	(5)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	245	10,126	10,166	40	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	243	10,017	10,084	67	—
Euro,
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	480	488,447	491,224	2,777	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	330	338,425	337,717	—	(708)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	280	287,148	286,548	—	(600)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	260	264,465	266,080	1,615	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	200	203,520	204,677	1,157	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	170	172,919	173,975	1,056	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	160	163,774	163,741	—	(33)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	140	142,404	143,274	870	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	110	111,092	112,572	1,480	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	100	100,366	102,339	1,973	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	80	81,251	81,871	620	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	70	70,980	71,637	657	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	70	70,980	71,637	657	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	50	50,782	51,169	387	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	40	40,560	40,935	375	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	40	41,021	40,935	—	(86)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	40	$40,944	$40,936	$—	$(8)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	40	40,944	40,936	—	(8)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	30	30,469	30,701	232	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	30	30,110	30,702	592	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	30	30,528	30,702	174	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	30	30,528	30,702	174	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	20	20,352	20,468	116	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	20	20,472	20,468	—	(4)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	20	20,352	20,468	116	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	20	20,280	20,468	188	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,037	10,234	197	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,255	10,234	—	(21)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,255	10,234	—	(21)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,037	10,234	197	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,172	10,234	62	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,216	10,234	18	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,172	10,234	62	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,140	10,234	94	—
Hungarian Forint,
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	8,066	20,140	20,295	155	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	7,952	20,279	20,009	—	(270)
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	4,086	9,982	10,282	300	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	4,059	10,181	10,213	32	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	3,974	10,177	10,000	—	(177)
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	5	12	12	—	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	1	3	3	—	—
Indian Rupee,
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	12,821	160,000	161,378	1,378	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	10,421	130,000	131,163	1,163	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	5,610	70,000	70,615	615	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	4,800	60,000	60,419	419	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	3,999	50,000	50,332	332	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	3,202	40,000	40,300	300	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	3,194	40,000	40,197	197	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	2,401	30,000	30,226	226	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	2,384	30,000	30,008	8	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	1,603	20,000	20,176	176	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	1,603	20,000	20,175	175	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	1,603	20,000	20,178	178	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	1,600	$20,000	$20,144	$144	$—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	1,590	20,000	20,017	17	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	800	10,000	10,068	68	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	800	10,000	10,071	71	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	799	10,000	10,054	54	—
Indonesian Rupiah,
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	1,038,219	70,000	70,025	25	—
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	597,183	40,000	40,278	278	—
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	303,590	20,000	20,476	476	—
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	300,962	20,000	20,299	299	—
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	300,394	20,000	20,261	261	—
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	299,892	20,000	20,227	227	—
Israeli Shekel,
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	137	40,027	40,219	192	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	69	20,032	20,250	218	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	69	20,027	20,283	256	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	69	20,074	20,296	222	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	68	19,935	19,970	35	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	35	10,015	10,216	201	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	34	10,020	10,123	103	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	34	9,999	10,125	126	—
Japanese Yen,
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	64,061	471,470	481,056	9,586	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	59,569	430,839	447,323	16,484	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	33,647	250,518	252,665	2,147	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	31,908	230,774	239,603	8,829	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	29,021	210,564	217,930	7,366	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	20,494	150,178	153,899	3,721	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	17,769	130,218	133,434	3,216	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	17,517	130,423	131,541	1,118	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	16,149	120,240	121,271	1,031	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	15,267	110,421	114,646	4,225	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	13,639	99,945	102,421	2,476	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	10,919	80,011	81,993	1,982	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	10,912	80,000	81,938	1,938	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	6,732	50,123	50,553	430	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	5,526	40,097	41,500	1,403	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	5,465	40,053	41,042	989	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	4,166	30,131	31,284	1,153	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	4,090	$29,974	$30,717	$743	$—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	4,082	30,045	30,656	611	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	2,762	20,040	20,741	701	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	2,731	20,017	20,511	494	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	2,693	20,048	20,220	172	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,381	10,020	10,371	351	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,380	10,000	10,366	366	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,367	10,016	10,263	247	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,361	10,016	10,220	204	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,353	10,000	10,159	159	—
Mexican Peso,
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	13,637	650,000	666,640	16,640	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	1,232	59,691	60,215	524	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	1,049	50,442	51,295	853	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	609	29,772	29,773	1	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	410	19,919	20,057	138	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	210	10,026	10,263	237	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	210	10,024	10,261	237	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	205	9,911	10,014	103	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	204	9,964	9,964	—	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	203	9,924	9,924	—	—
New Taiwanese Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	2,994	100,000	99,843	—	(157)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	2,097	70,000	69,918	—	(82)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	1,796	60,000	59,892	—	(108)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	1,790	60,000	59,702	—	(298)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	1,495	50,000	49,863	—	(137)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	1,198	40,000	39,951	—	(49)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	1,195	40,000	39,852	—	(148)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	1,195	40,000	39,836	—	(164)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	1,195	40,000	39,852	—	(148)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	898	30,000	29,948	—	(52)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	895	30,000	29,848	—	(152)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	895	30,000	29,851	—	(149)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	895	30,000	29,859	—	(141)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	895	30,000	29,856	—	(144)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	598	20,000	19,932	—	(68)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	598	20,000	19,956	—	(44)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	597	20,000	19,891	—	(109)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	300	$10,000	$9,991	$—	$(9)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	10,000	9,972	—	(28)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	10,000	9,955	—	(45)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	10,000	9,956	—	(44)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	10,000	9,973	—	(27)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	10,000	9,963	—	(37)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	10,000	9,976	—	(24)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	298	10,000	9,953	—	(47)
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	298	10,000	9,944	—	(56)
New Zealand Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	300	184,840	188,668	3,828	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	130	81,688	81,756	68	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	120	73,800	75,467	1,667	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	100	62,776	62,889	113	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	90	55,007	56,600	1,593	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	70	42,971	44,022	1,051	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	70	43,487	44,022	535	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	60	37,483	37,733	250	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	60	36,759	37,734	975	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	60	37,480	37,733	253	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	60	37,502	37,733	231	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	50	31,266	31,445	179	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,623	25,156	533	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,723	25,156	433	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,783	25,155	372	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,441	25,156	715	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	30	18,365	18,866	501	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	30	18,198	18,867	669	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,535	12,577	42	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,424	12,578	154	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,515	12,578	63	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,358	12,578	220	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,476	12,578	102	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,548	12,578	30	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,468	12,578	110	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,205	6,289	84	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,153	6,289	136	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,164	6,289	125	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,199	6,289	90	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	$6,265	$6,289	$24	$—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,236	6,289	53	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,245	6,289	44	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,171	6,289	118	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,156	6,289	133	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,267	6,289	22	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,233	6,289	56	—
Norwegian Krone,
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	1,308	133,054	135,401	2,347	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	1,087	112,387	112,562	175	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	712	71,375	73,688	2,313	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	616	60,571	63,791	3,220	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	202	20,563	20,926	363	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	104	10,107	10,723	616	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	101	10,254	10,435	181	—
Polish Zloty,
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	48	10,174	10,276	102	—
Singapore Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	222	159,809	160,613	804	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	70	50,072	50,324	252	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	70	50,162	50,824	662	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	42	29,963	30,071	108	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	41	30,015	30,003	—	(12)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	28	20,002	20,226	224	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	28	20,011	20,003	—	(8)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	28	19,961	20,032	71	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	14	9,995	10,151	156	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	14	9,788	9,794	6	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	14	9,971	9,977	6	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	14	9,969	10,125	156	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	—*	10	10	—	—
South African Rand,
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	497	30,061	29,832	—	(229)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	343	19,923	20,562	639	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	332	20,081	19,928	—	(153)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	169	10,009	10,126	117	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	169	10,019	10,126	107	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	162	9,720	9,735	15	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	—*	8	8	—	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	—*	$10	$10	$—	$—
South Korean Won,
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	39,700	30,000	30,462	462	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	26,271	20,000	20,158	158	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	26,263	20,000	20,152	152	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	26,248	20,000	20,140	140	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	26,224	20,000	20,122	122	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,235	10,000	10,155	155	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,159	10,000	10,097	97	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,158	10,000	10,096	96	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,124	10,000	10,070	70	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,120	10,000	10,067	67	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,120	10,000	10,067	67	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	12,994	10,000	9,970	—	(30)
Swedish Krona,
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	1,984	192,509	195,429	2,920	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	1,481	141,326	145,874	4,548	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	940	91,163	92,546	1,383	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	834	81,447	82,116	669	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	626	61,035	61,691	656	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	521	51,000	51,362	362	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	520	51,083	51,217	134	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	418	40,730	41,168	438	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	211	20,167	20,816	649	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	211	20,173	20,822	649	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	209	20,518	20,572	54	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	208	20,432	20,486	54	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	104	10,130	10,281	151	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	104	10,131	10,282	151	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	104	10,109	10,260	151	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	104	10,138	10,292	154	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	104	10,123	10,274	151	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	104	10,206	10,290	84	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	104	10,200	10,272	72	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	104	10,131	10,240	109	—
Swiss Franc,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	959	982,718	1,009,204	26,486	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	391	410,791	411,340	549	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	369	379,634	387,781	8,147	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	264	$270,000	$277,384	$7,384	$—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	211	220,000	222,038	2,038	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	176	180,000	184,919	4,919	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	49	50,252	51,128	876	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	39	39,989	40,686	697	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	29	29,976	30,134	158	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	10	10,015	10,028	13	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	10	9,994	10,208	214	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	10	10,011	10,024	13	—
Thai Baht,
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	1,830	50,114	49,789	—	(325)
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	734	20,000	19,971	—	(29)
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	733	20,069	19,945	—	(124)
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	732	20,046	19,916	—	(130)
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	369	10,042	10,029	—	(13)
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	368	10,000	10,007	7	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	367	10,022	9,981	—	(41)
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	366	10,000	9,969	—	(31)
Turkish Lira,
Expiring 08/17/22	Morgan Stanley & Co. LLC	TRY	2,891	160,000	157,883	—	(2,117)
				$24,883,239	$25,301,666	426,164	(7,737)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	940	$638,625	$656,999	$—	$(18,374)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	440	296,429	307,532	—	(11,103)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	430	299,652	300,542	—	(890)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	380	263,781	265,595	—	(1,814)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	250	170,527	174,734	—	(4,207)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	240	167,010	167,744	—	(734)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	110	75,926	76,883	—	(957)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	70	47,557	48,925	—	(1,368)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	60	41,812	41,936	—	(124)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	50	34,707	34,946	—	(239)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	50	34,916	34,947	—	(31)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	30	$20,463	$20,968	$—	$(505)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	30	20,824	20,968	—	(144)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	20	13,937	13,978	—	(41)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	20	13,805	13,979	—	(174)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	10	6,794	6,989	—	(195)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	10	6,942	6,990	—	(48)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	10	6,821	6,989	—	(168)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	10	6,941	6,989	—	(48)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	10	6,737	6,989	—	(252)
Expiring 08/17/22	Morgan Stanley & Co. LLC	AUD	10	6,943	6,990	—	(47)
Brazilian Real,
Expiring 09/02/22	Morgan Stanley & Co. LLC	BRL	368	70,000	70,393	—	(393)
Expiring 09/02/22	Morgan Stanley & Co. LLC	BRL	161	30,000	30,846	—	(846)
British Pound,
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	1,750	2,083,615	2,132,080	—	(48,465)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	750	893,206	913,749	—	(20,543)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	480	571,652	584,799	—	(13,147)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	390	466,566	475,149	—	(8,583)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	310	372,150	377,683	—	(5,533)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	250	297,798	304,583	—	(6,785)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	220	261,940	268,032	—	(6,092)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	160	190,523	194,933	—	(4,410)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	150	182,485	182,750	—	(265)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	150	179,517	182,749	—	(3,232)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	110	131,601	134,017	—	(2,416)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	70	84,034	85,283	—	(1,249)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	60	72,029	73,100	—	(1,071)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	50	59,532	60,917	—	(1,385)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	20	23,926	24,366	—	(440)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	20	24,278	24,367	—	(89)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	11,964	12,184	—	(220)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	12,005	12,183	—	(178)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	11,906	12,183	—	(277)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	11,963	12,183	—	(220)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	12,166	12,184	—	(18)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	11,964	12,184	—	(220)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	11,963	12,183	—	(220)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	11,968	12,183	—	(215)
Expiring 08/17/22	Morgan Stanley & Co. LLC	GBP	10	12,005	12,183	—	(178)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	1,659	$1,272,377	$1,295,406	$—	$(23,029)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	476	369,223	372,035	—	(2,812)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	428	332,041	334,242	—	(2,201)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	389	299,964	303,673	—	(3,709)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	284	219,429	222,142	—	(2,713)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	271	210,085	211,424	—	(1,339)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	193	149,646	150,830	—	(1,184)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	154	120,001	120,409	—	(408)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	144	110,684	112,687	—	(2,003)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	91	70,225	70,690	—	(465)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	90	70,176	70,641	—	(465)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	78	59,933	61,018	—	(1,085)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	78	59,855	60,645	—	(790)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	65	50,063	50,382	—	(319)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	52	40,165	40,431	—	(266)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	39	30,048	30,239	—	(191)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	39	30,019	30,210	—	(191)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	26	19,993	20,151	—	(158)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	13	9,976	10,052	—	(76)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	13	9,992	10,116	—	(124)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	13	10,061	10,243	—	(182)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CAD	13	9,976	10,052	—	(76)
Chilean Peso,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CLP	28,871	30,000	31,926	—	(1,926)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CLP	18,677	20,000	20,653	—	(653)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CLP	18,492	20,000	20,449	—	(449)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CLP	10,246	10,000	11,330	—	(1,330)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CLP	9,132	10,000	10,099	—	(99)
Chinese Renminbi,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CNH	135	19,973	19,989	—	(16)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CNH	68	9,997	10,008	—	(11)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CNH	68	10,000	10,006	—	(6)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CNH	68	10,007	10,001	6	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CNH	68	9,998	10,045	—	(47)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CNH	67	9,998	9,994	4	—
Colombian Peso,
Expiring 08/17/22	Morgan Stanley & Co. LLC	COP	46,437	10,000	10,795	—	(795)
Expiring 08/17/22	Morgan Stanley & Co. LLC	COP	43,828	10,000	10,188	—	(188)
Expiring 08/17/22	Morgan Stanley & Co. LLC	COP	43,319	10,000	10,070	—	(70)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	2,692	$110,226	$111,490	$—	$(1,264)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	1,229	50,681	50,905	—	(224)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	984	40,768	40,762	6	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	736	30,615	30,489	126	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	492	20,386	20,383	3	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	492	20,222	20,361	—	(139)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	491	20,227	20,335	—	(108)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	246	10,211	10,169	42	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	246	10,119	10,206	—	(87)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	246	10,142	10,187	—	(45)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	246	10,118	10,172	—	(54)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	245	10,042	10,157	—	(115)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	245	10,166	10,165	1	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	244	9,948	10,113	—	(165)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CZK	—*	4	4	—	—
Euro,
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	3,230	3,250,139	3,305,531	—	(55,392)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	940	945,833	961,982	—	(16,149)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	900	905,594	921,046	—	(15,452)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	860	865,328	880,111	—	(14,783)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	450	452,801	460,523	—	(7,722)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	240	242,017	245,612	—	(3,595)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	210	214,924	214,911	13	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	140	143,065	143,274	—	(209)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	130	132,681	133,040	—	(359)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	100	102,345	102,339	6	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	90	91,613	92,105	—	(492)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	80	81,643	81,871	—	(228)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	80	80,672	81,870	—	(1,198)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	50	51,172	51,169	3	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	50	51,031	51,169	—	(138)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	40	40,717	40,935	—	(218)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	30	30,252	30,701	—	(449)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	20	20,413	20,468	—	(55)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	20	20,438	20,468	—	(30)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	20	20,358	20,467	—	(109)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	20	20,358	20,467	—	(109)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,206	10,234	—	(28)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,219	10,234	—	(15)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	$10,234	$10,233	$1	$—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,084	10,234	—	(150)
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,234	10,233	1	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	EUR	10	10,219	10,234	—	(15)
Hungarian Forint,
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	8,015	20,140	20,168	—	(28)
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	3,989	10,039	10,038	1	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	3,981	10,141	10,016	125	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	HUF	10	25	25	—	—
Indian Rupee,
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	24,751	310,000	311,541	—	(1,541)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	10,380	130,000	130,653	—	(653)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	8,811	110,000	110,905	—	(905)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	5,606	70,000	70,562	—	(562)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	4,802	60,000	60,441	—	(441)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	4,000	50,000	50,351	—	(351)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	3,206	40,000	40,351	—	(351)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	3,194	40,000	40,207	—	(207)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	2,401	30,000	30,227	—	(227)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	1,603	20,000	20,180	—	(180)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	1,601	20,000	20,151	—	(151)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	1,601	20,000	20,154	—	(154)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	801	10,000	10,077	—	(77)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	799	10,000	10,061	—	(61)
Expiring 08/17/22	Morgan Stanley & Co. LLC	INR	799	10,000	10,062	—	(62)
Indonesian Rupiah,
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	2,104,778	140,000	141,961	—	(1,961)
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	450,648	30,000	30,395	—	(395)
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	301,698	20,000	20,349	—	(349)
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	301,230	20,000	20,317	—	(317)
Expiring 08/18/22	Morgan Stanley & Co. LLC	IDR	149,984	10,000	10,116	—	(116)
Israeli Shekel,
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	485	140,000	142,832	—	(2,832)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	103	30,033	30,418	—	(385)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	103	30,028	30,440	—	(412)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	69	20,025	20,194	—	(169)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ILS	35	9,961	10,232	—	(271)
Japanese Yen,
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	173,781	1,270,000	1,304,975	—	(34,975)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	160,094	$1,170,000	$1,202,194	$—	$(32,194)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	50,627	370,000	380,174	—	(10,174)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	46,520	340,000	349,332	—	(9,332)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	22,106	160,153	165,998	—	(5,845)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	19,428	140,095	145,889	—	(5,794)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	19,279	139,787	144,774	—	(4,987)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	9,672	70,290	72,627	—	(2,337)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	6,665	50,038	50,055	—	(17)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	4,130	30,178	31,015	—	(837)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	4,020	30,176	30,185	—	(9)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	2,765	20,029	20,760	—	(731)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,396	10,188	10,483	—	(295)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,392	10,039	10,454	—	(415)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,383	10,018	10,384	—	(366)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,383	10,050	10,384	—	(334)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,383	10,018	10,384	—	(366)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,382	10,009	10,374	—	(365)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,381	10,011	10,368	—	(357)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,380	9,953	10,365	—	(412)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,379	10,000	10,358	—	(358)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	1,368	10,000	10,273	—	(273)
Expiring 08/17/22	Morgan Stanley & Co. LLC	JPY	5	40	41	—	(1)
Mexican Peso,
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	2,693	130,278	131,626	—	(1,348)
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	1,421	69,656	69,480	176	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	1,022	49,818	49,971	—	(153)
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	819	39,906	40,031	—	(125)
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	410	19,937	20,055	—	(118)
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	205	9,973	10,004	—	(31)
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	205	9,891	10,042	—	(151)
Expiring 08/17/22	Morgan Stanley & Co. LLC	MXN	204	9,909	9,949	—	(40)
New Taiwanese Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	16,981	570,000	566,246	3,754	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	10,129	340,000	337,756	2,244	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	6,852	230,000	228,482	1,518	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	1,796	60,000	59,892	108	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	1,494	50,000	49,828	172	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	895	30,000	29,846	154	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	597	20,000	19,923	77	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	$10,000	$9,968	$32	$—
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	10,000	9,960	40	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	10,000	9,968	32	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	TWD	299	10,000	9,962	38	—
New Zealand Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	360	220,966	226,401	—	(5,435)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	240	147,320	150,934	—	(3,614)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	210	128,899	132,067	—	(3,168)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	120	74,693	75,467	—	(774)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	90	56,029	56,601	—	(572)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	90	55,874	56,600	—	(726)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	90	56,427	56,600	—	(173)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	70	43,841	44,022	—	(181)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	60	36,914	37,734	—	(820)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	50	31,191	31,444	—	(253)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	50	31,462	31,445	17	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	50	30,678	31,444	—	(766)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	25,169	25,156	13	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,814	25,155	—	(341)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,975	25,156	—	(181)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	25,255	25,155	100	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,917	25,156	—	(239)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,452	25,156	—	(704)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,831	25,156	—	(325)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,798	25,156	—	(358)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,582	25,156	—	(574)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	40	24,932	25,156	—	(224)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	30	18,801	18,866	—	(65)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	30	18,656	18,866	—	(210)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	30	18,772	18,867	—	(95)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,451	12,578	—	(127)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,419	12,577	—	(158)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,307	12,578	—	(271)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,447	12,578	—	(131)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,214	12,578	—	(364)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	20	12,441	12,578	—	(137)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,221	6,289	—	(68)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,161	6,288	—	(127)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,238	6,289	—	(51)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	$6,259	$6,289	$—	$(30)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,227	6,288	—	(61)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,153	6,288	—	(135)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,266	6,289	—	(23)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,277	6,289	—	(12)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,097	6,289	—	(192)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,213	6,288	—	(75)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,274	6,289	—	(15)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,115	6,289	—	(174)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,074	6,288	—	(214)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,277	6,289	—	(12)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,115	6,289	—	(174)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,258	6,289	—	(31)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NZD	10	6,228	6,290	—	(62)
Norwegian Krone,
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	1,933	195,122	200,066	—	(4,944)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	1,641	161,358	169,866	—	(8,508)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	1,117	112,490	115,675	—	(3,185)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	820	81,400	84,895	—	(3,495)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	819	81,329	84,821	—	(3,492)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	813	81,828	84,145	—	(2,317)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	616	60,591	63,786	—	(3,195)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	596	61,076	61,688	—	(612)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	501	50,682	51,884	—	(1,202)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	499	50,782	51,626	—	(844)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	304	30,728	31,507	—	(779)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	103	10,207	10,645	—	(438)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	102	10,309	10,570	—	(261)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	102	10,226	10,516	—	(290)
Expiring 08/17/22	Morgan Stanley & Co. LLC	NOK	—*	35	36	—	(1)
Polish Zloty,
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	145	30,073	31,177	—	(1,104)
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	95	20,068	20,342	—	(274)
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	95	20,341	20,346	—	(5)
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	48	10,204	10,225	—	(21)
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	48	10,099	10,290	—	(191)
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	48	10,158	10,232	—	(74)
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	48	10,099	10,290	—	(191)
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	48	10,024	10,392	—	(368)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	47	$10,036	$10,173	$—	$(137)
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	47	10,194	10,200	—	(6)
Expiring 08/17/22	Morgan Stanley & Co. LLC	PLN	47	10,196	10,199	—	(3)
Singapore Dollar,
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	126	90,000	91,560	—	(1,560)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	56	40,006	40,320	—	(314)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	28	19,989	20,142	—	(153)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	28	20,042	20,392	—	(350)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	28	20,039	20,388	—	(349)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	28	19,922	20,042	—	(120)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	14	9,989	10,067	—	(78)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SGD	14	9,994	10,031	—	(37)
South African Rand,
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	1,534	90,000	92,065	—	(2,065)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	342	19,977	20,530	—	(553)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	336	19,901	20,173	—	(272)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	173	10,050	10,356	—	(306)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	171	9,989	10,265	—	(276)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	171	9,990	10,266	—	(276)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	171	9,974	10,254	—	(280)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	169	9,852	10,127	—	(275)
Expiring 08/17/22	Morgan Stanley & Co. LLC	ZAR	1	85	87	—	(2)
South Korean Won,
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	143,449	110,000	110,070	—	(70)
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	78,245	60,000	60,038	—	(38)
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	26,270	20,000	20,157	—	(157)
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	26,157	20,000	20,071	—	(71)
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,258	10,000	10,173	—	(173)
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,129	10,000	10,074	—	(74)
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,086	10,000	10,041	—	(41)
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,085	10,000	10,040	—	(40)
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,081	10,000	10,037	—	(37)
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,019	10,000	9,990	10	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	KRW	13,015	10,000	9,987	13	—
Swedish Krona,
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	1,988	194,746	195,842	—	(1,096)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	1,360	133,199	133,949	—	(750)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	1,265	122,058	124,634	—	(2,576)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	834	81,667	82,188	—	(521)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	636	$60,425	$62,667	$—	$(2,242)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	422	40,665	41,523	—	(858)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	319	30,155	31,416	—	(1,261)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	208	20,469	20,500	—	(31)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	106	10,229	10,445	—	(216)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	106	10,188	10,403	—	(215)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	106	10,028	10,448	—	(420)
Expiring 08/17/22	Morgan Stanley & Co. LLC	SEK	105	10,229	10,294	—	(65)
Swiss Franc,
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	256	260,549	269,277	—	(8,728)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	164	170,320	172,336	—	(2,016)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	154	160,176	162,130	—	(1,954)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	146	150,461	153,206	—	(2,745)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	137	140,246	144,182	—	(3,936)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	106	110,142	111,631	—	(1,489)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	58	59,978	60,651	—	(673)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	49	50,024	51,327	—	(1,303)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	48	50,086	50,679	—	(593)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	39	40,153	41,498	—	(1,345)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	29	30,095	30,644	—	(549)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	19	19,989	20,233	—	(244)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	10	10,032	10,314	—	(282)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	10	10,017	10,152	—	(135)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	10	10,020	10,203	—	(183)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	10	10,017	10,152	—	(135)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	10	10,030	10,149	—	(119)
Expiring 08/17/22	Morgan Stanley & Co. LLC	CHF	10	10,024	10,146	—	(122)
Thai Baht,
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	6,858	190,000	186,559	3,441	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	3,248	90,000	88,370	1,630	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	1,813	49,643	49,313	330	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	737	20,144	20,059	85	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	369	10,000	10,025	—	(25)
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	367	9,991	9,987	4	—
Expiring 08/17/22	Morgan Stanley & Co. LLC	THB	367	9,991	9,986	5	—
				$32,851,727	$33,403,092	14,331	(565,696)
						$440,495	$(573,433)
* Less than 500.

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2022
Cross currency exchange contracts outstanding at July 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
08/17/22	Buy	CZK	1,721	EUR	70	$—	$(368)	Morgan Stanley & Co. LLC
08/17/22	Buy	CZK	12,048	EUR	490	—	(2,436)	Morgan Stanley & Co. LLC
08/17/22	Buy	EUR	90	SEK	956	—	(2,023)	Morgan Stanley & Co. LLC
08/17/22	Buy	EUR	90	HUF	37,363	—	(1,907)	Morgan Stanley & Co. LLC
08/17/22	Buy	EUR	160	SEK	1,699	—	(3,600)	Morgan Stanley & Co. LLC
08/17/22	Buy	EUR	170	SEK	1,805	—	(3,777)	Morgan Stanley & Co. LLC
08/17/22	Buy	EUR	680	SEK	7,219	—	(15,151)	Morgan Stanley & Co. LLC
08/17/22	Buy	NOK	199	EUR	20	121	—	Morgan Stanley & Co. LLC
08/17/22	Buy	NOK	4,728	EUR	460	18,646	—	Morgan Stanley & Co. LLC
08/17/22	Buy	PLN	341	EUR	70	1,660	—	Morgan Stanley & Co. LLC
08/17/22	Buy	SEK	104	EUR	10	53	—	Morgan Stanley & Co. LLC
						$20,480	$(29,262)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).